Fixed Assets and Assets Held for Sale	12 Months Ended
Dec. 31, 2023
Fixed Assets And Assets Held For Sale
Fixed Assets and Assets Held for Sale

5. Fixed Assets and Assets Held for Sale

Fixed assets

A.	Vessels, net

The following table presents an analysis of vessels, net:

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2022	$1,999,894	$(218,036)	$1,781,858
Vessel acquisitions	121,583	—	121,583
Vessel disposals	(143,692)	63,159	(80,533)
Improvements	1,873	—	1,873
Depreciation for the year	—	(66,884)	(66,884)
Balance as at December 31, 2022	$1,979,658	$(221,761)	$1,757,897
Vessel acquisitions	840,662	—	840,662
Vessel disposals	(52,963)	34,824	(18,139)
Improvements	19,755	—	19,755
Depreciation for the year	—	(82,526)	(82,526)
Impairment of vessel	(11,497)	—	(11,497)
Classification as asset held for sale	(17,814)	3,578	(14,236)
Balance as at December 31, 2023	$2,757,801	$(265,885)	$2,491,916

Three vessels with an aggregate net book value of $437,959 as of December 31, 2023, have been provided as collateral under the terms of the Partnership’s credit facilities (Note 7). In addition, there are 11 vessels financed through sale and lease back agreements, for which the title of ownership is held by the relevant lender, with an aggregate net book value of $1,795,542 as of December 31, 2023 (Note 7) and nine unencumbered vessels with an aggregate net book value of $272,651 of which $14,236 is included under assets held for sale as of December 31, 2023.

Vessel acquisitions for the year 2023

On December 21, 2023, pursuant to the Umbrella Agreement (Notes 1, 13), the Partnership acquired from CMTC the shares of the vessel-owning company of the M/V Amore Mio I for a total consideration of $338,000 which was funded through assumption of debt of $196,317 (Note 7) and by netting the balance of $141,683 against the amounts due from CMTC pursuant to the Standby Purchase Agreement (Notes 1, 13).

On June 20, 2023, pursuant to the Master Agreement (Note 4), the Partnership acquired from CMTC the shares of the vessel-owning company of the M/V Buenaventura Express for a total consideration of $122,500 which was funded through debt of $100,000 (Note 7), a cash deposit of $6,000 (Note 5C) advanced in June 2022 and cash at hand.

On February 17, 2023, pursuant to the Master Agreement (Note 4), the Partnership acquired from CMTC the shares of the vessel-owning company of the LNG/C Asterix I, for a total consideration of $230,000 which was funded through debt of $184,000 (Note 7), a cash deposit of $12,000 (Note 5C) advanced in June 2022 and cash at hand.

On January 10, 2023, pursuant to the Master Agreement (Note 4), the Partnership acquired from CMTC the shares of the vessel-owning company of the M/V Itajai Express for a total consideration of $122,500 which was funded through debt of $108,000 (Note 7), a cash deposit of $6,000 (Note 5C) advanced in June 2022 and cash at hand.

All vessels were acquired with charter party agreements attached. The Partnership accounted for these acquisitions as acquisitions of assets since the fair value of the vessels and the time charters attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rates for the M/V Itajai Express, the LNG/C Asterix I and the M/V Buenaventura Express were below the market rates on their respective acquisition dates and for the LNG/C Amore Mio I was above the market rate on the acquisition date and therefore the total consideration was allocated to the vessel’s cost and the below and above market acquired charters, respectively. The Partnership allocated the cost of the vessels and the time charters acquired on the basis of their relative fair values. The vessels were recorded in the Partnership’s financial statements at a total value of $840,662, reflecting a net increase of $27,662 ($94,889 below market and $67,227 above market) from the acquisition cost of $813,000 due to the value of the charters that were attached to the vessels at the time of the respective acquisitions (Note 6).

Vessel acquisitions for the year 2022

On October 12, 2022, the Partnership acquired from CMTC the shares of the vessel-owning company of the M/V Manzanillo Express for a total consideration of $121,583 which was funded through debt of $105,000 (Note 7), by granting 505,204 common units to CMTC out of the Partnership’s treasury units (Note 13), by a $6,000 (Note 5C) advance paid in June 2022 and cash at hand. The Partnership accounted for this acquisition as acquisition of an asset since the fair value of the vessel and the time charter attached are concentrated in a single identifiable asset. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the terms of the agreement were at market on the acquisition date and therefore the total consideration amount was allocated to the vessel’s cost.

5. Fixed Assets and Assets Held for Sale - Continued

Fixed assets - Continued

A.	Vessels, net - Continued

Improvements for the years 2023 and 2022

During the year ended December 31, 2023 and 2022, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $19,755 and $1,873 respectively and were capitalized as part of the vessels’ cost. Improvements during the year ended December 31, 2023, included the cost of $411 relating to the installation of ballast water treatment (“BWT”) systems and $16,281 relating to the installation of exhaust gas cleaning systems (“Scrubbers”) for certain of the Partnership’s vessels. Improvements during the year ended December 31, 2022, included the cost of $1,524 relating to the installation of BWT systems for certain of the Partnership’s vessels. During the year ended December 31, 2023 and 2022, the Partnership paid advances of $16,084 and $1,498 respectively, relating to the purchase of BWT systems and Scrubbers that were installed to certain of its vessels

Vessel disposals for the year 2023

In June 2023, the Partnership agreed to sell the M/V Cape Agamemnon to an unaffiliated party for total consideration of $22,000. At that date, the Partnership considered that the M/V Cape Agamemnon met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount and fair value less the cost associated with the sale (the fair value was determined using Level 2 inputs being the selling price agreed with an unaffiliated party). In this respect, the Partnership recognized an impairment charge of $11,157. The vessel was delivered to the new owners on November 7, 2023.

Vessel disposals for the year 2022

On May 30, 2022, the Partnership entered into two separate MOAs for the sale of the M/V Archimidis and the M/V Agamemnon to an unaffiliated party for total consideration of $65,000 each. The Partnership decided to enter into these MOAs after receiving the Buyers’ purchase enquiries, which were opportunistic in nature. Upon entering the MOAs, the Partnership considered that the M/V Archimidis and the M/V Agamemnon met the criteria to be classified as held for sale. At that time the vessels’ fair value less cost to sell exceeded their carrying amount, so no impairment charge was recognized in the Partnership’s consolidated statement of comprehensive income for the year ended December 31, 2022. The M/V Archimidis was delivered to its new owner on July 6, 2022, and the M/V Agamemnon on July 28, 2022.

For the year ended December 31, 2022, the Partnership recognized a gain on sale of vessels analyzed as follows:

Vessel	M/V Agamemnon	M/V Archimidis	Total
Sale price	$65,000	$65,000	$130,000
Carrying value on sale	(41,806)	(38,727)	(80,533)
Other sale expenses	(1,099)	(1,093)	(2,192)
Gain on sale	$22,095	$25,180	$47,275

B.	Vessels under construction

The following table presents an analysis of vessels under construction:

Vessels under construction cost
Balance as at January 1, 2022	$—
Balance as at December 31, 2022	$—
Advances for vessels under construction	140,369
Balance as at December 31, 2023	$140,369

On December 21, 2023, pursuant to the Umbrella Agreement the Partnership acquired from CMTC the shares of the vessel-owning companies of the Remaining Vessels (Notes 1, 13) for a total consideration of $138,100. During 2023 the Partnership recognized initial expenses of $2,269, as part of vessels under construction cost. As of December 31, 2022, there were no vessels under construction.

C.	Advances for vessels under construction-related party

The following table presents an analysis of advances for vessels under construction-related party:

Advances for vessels under construction-related party
Balance as at January 1, 2022	$—
Advances for vessels under construction-related party	30,000
Transfer to vessels, net	(6,000)
Balance as at December 31, 2022	$24,000
Transfer to vessels, net	(24,000)
Advances for vessels under construction-related party	174,400
Balance as at December 31, 2023	$174,400

5. Fixed assets and Assets Held for Sale - Continued

Fixed assets - Continued

C.	Advances for vessels under construction-related party - Continued

For the year 2023

On December 21, 2023, pursuant to the Umbrella Agreement the Partnership paid the deposit of 10% of the aggregate acquisition price of the Initial Vessels under construction amounting to $174,400 (Notes 1, 13). On January 2, 2024, the Partnership completed the acquisition of the vessel-owning company of the LNG/C Axios II (Note 17).

On June 20, February 17 and January 10, 2023, the Partnership acquired from CMTC the shares of the companies owning the M/V Buenaventura Express, the LNG/C Asterix I and the M/V Itajai Express, respectively and as a result $24,000 of advances for vessels under construction-related party was transferred to vessels, net (Notes 4, 5A).

For the year 2022

On June 21, 2022, pursuant to the Master Agreement, the Partnership paid to CMTC total advances for vessels under construction-related party of $30,000. On October 12, 2022, the Partnership acquired from CMTC the shares of the vessel-owning company of the M/V Manzanillo Express and as a result $6,000 of advances for vessels under construction-related party was transferred to vessels, net (Notes 4, 5A).

Assets held for sale

An analysis of assets held for sale is as follows:

Assets held for sale
Balance as at January 1, 2023	$–
Vessel held for sale	14,236
Inventories	158
Balance as at December 31, 2023	$14,394

On December 15, 2023, the Partnership agreed to sell to an unaffiliated party the M/V Long Beach Express along with its time charter attached (Note 6), at a price of $13,050. The Partnership decided to enter into this Agreement after receiving the Buyer’s purchase enquiry which was opportunistic in nature. The Partnership considered that the M/V Long Beach Express met the criteria to be classified as held for sale and measured the vessel at the lower of its carrying amount along with the time charter attached and fair value less the cost associated with the sale (the fair value was determined using Level 2 inputs being the selling price agreed with an unaffiliated party). In this respect, the Partnership recognized an impairment charge of $340 in its consolidated statement of comprehensive income for the year ended December 31, 2023. The vessel delivered to the new owner on February 26, 2024.